EARNINGS PER SHARE (EPS)	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE (EPS)
EARNINGS PER SHARE (EPS)

NOTE 25 — EARNINGS PER SHARE (EPS)

The following tables reconcile net income to the amounts used to calculate basic and diluted earnings per share.

Basic

	2022
	Common	Preferred	Total

	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	3,922,039	7,503,473	11,425,512
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares (Refer to Note 24 for number of shares)	600,526,442	1,148,900,801

Earnings per share (in R$) — Basic	6.53	6.53

	2021
	Common	Preferred	Total

	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	5,198,011	10,296,100	15,494,111
Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,132,865,567

Earnings per share (in R$) — Basic	9.09	9.09

	2020
	Common	Preferred	Total

	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	795,617	1,570,146	2,365,763
Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,128,700,478

Earnings per share (in R$) — Basic	1.39	1.39

Diluted

2022
Diluted numerator
Allocated net income available to Common and Preferred shareholders
Net income allocated to preferred shareholders	7,503,473
Add:
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	20,898
7,524,371
Net income allocated to common shareholders	3,922,039
Less:
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	(20,898)
3,901,141
Diluted denominator
Outstanding shares
Common Shares (Refer to Note 24 for number of shares	600,526,442
Preferred Shares
Weighted-average number of preferred shares outstanding (Refer to Note 24 for number of shares)	1,148,900,801
Potential increase in number of preferred shares outstanding in respect of long-term incentive plan of Gerdau	9,371,523
Total	1,158,272,324

Earnings per share — Diluted (Common and Preferred Shares)	6.50

2021
Diluted numerator
Allocated net income available to Common and Preferred shareholders
Net income allocated to preferred shareholders	10,296,100
Add:
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	26,192
10,322,292

Net income allocated to common shareholders	5,198,011
Less:
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	(26,192)
5,171,819

Diluted denominator
Outstanding shares
Common Shares	571,929,945
Preferred Shares
Weighted-average number of preferred shares outstanding	1,132,865,567
Potential increase in number of preferred shares outstanding in respect of long-term incentive plan of Gerdau	8,633,716
Total	1,141,499,283

Earnings per share — Diluted (Common and Preferred Shares)	9.04

2020
Diluted numerator
Allocated net income available to Common and Preferred shareholders
Net income allocated to preferred shareholders	1,570,146
Add:
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	5,524
1,575,670

Net income allocated to common shareholders	795,617
Less:
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	(4,782)
790,835

Diluted denominator
Outstanding shares
Common Shares	571,929,945
Preferred Shares
Weighted-average number of preferred shares outstanding	1,128,700,478
Potential increase in number of preferred shares outstanding in respect of long-term incentive plan of Gerdau	10,821,083
Total	1,139,521,561

Earnings per share — Diluted (Common and Preferred Shares)	1.38